NOTES RECEIVABLE (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Notes receivable
Notes receivable	$ 3,388	¥ 23,587
Pledged as collateral | Borrowings
Notes receivable
Notes receivable		23,587
Pledged as collateral | Notes receivable
Notes receivable
Notes receivable		¥ 14,264